PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Energy Distribution - Contribution of Electrobras (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Percentage of increase in social capital participation in distributors	30.00%
Period considered for transfer of majority control from signature of respective contract	6 months
Contribution of Electrobras(30%)	R$ 1,034,555
Amazonas Energia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Contribution of Electrobras(30%)	210,587
Boa Vista
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Contribution of Electrobras(30%)	75,428
CEAL
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Contribution of Electrobras(30%)	233,902
Cepisa
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Contribution of Electrobras(30%)	308,964
Ceron
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Contribution of Electrobras(30%)	103,329
Eletroacre
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Contribution of Electrobras(30%)	R$ 102,345